SECURITISATIONS AND COVERED BONDS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Securitisations Programmes And Transactions [Abstract]
Information about Securitisation programmes and transactions	The Group’s principal securitisation and covered bond programmes, together with the balances of the advances subject to these arrangements and the carrying value of the notes in issue at 31 December, are listed below. The notes in issue are reported in note 30.

	2019		2018
	Loans and advances securitised	Notes in issue	Loans and advances securitised	Notes in issue
	£m	£m	£m	£m
Securitisation programmes
UK residential mortgages	25,815	23,505	25,018	22,485
Commercial loans	5,116	6,037	5,746	6,577
Credit card receivables	8,164	5,767	8,060	5,263
Motor vehicle finance	3,450	3,462	2,850	2,855
	42,545	38,771	41,674	37,180
Less held by the Group		(31,436)		(31,701)
Total securitisation programmes (notes 29 and 30)[1]		7,335		5,479
Covered bond programmes
Residential mortgage-backed	37,579	29,321	34,963	27,694
Social housing loan-backed	1,552	600	1,839	1,200
	39,131	29,921	36,802	28,894
Less held by the Group		(100)		(700)
Total covered bond programmes (note 30)		29,821		28,194
Total securitisation and covered bond programmes		37,156		33,673
1	Includes £47 million (2018: £53 million) of securitisation notes held at fair value through profit or loss.